Consolidated Statements of Changes in Equity $ in Thousands	Share capital [Member] USD ($) shares	Share option reserve [Member] USD ($)	Reserves [Member] USD ($)	Accumulated other comprehensive loss [Member] USD ($)	Retained earnings [Member] USD ($)	Total equity attributable to the equity holders of the Company [Member] USD ($)	Non-controlling interests [Member] USD ($)	USD ($) shares
Balance at Mar. 31, 2016	$ 230,933	$ 12,628	$ 25,409	$ (35,994)	$ 562	$ 233,538	$ 53,021	$ 286,559
Balance, Shares at Mar. 31, 2016 | shares	166,846,356
Options exercised	$ 1,222	(318)				904		$ 904
Options exercised, Shares | shares	1,043,280							(1,043,280)
Share-based compensation		1,015				1,015		$ 1,015
Dividends declared					(1,585)	(1,585)		(1,585)
Distribution to non-controlling interests							(7,090)	(7,090)
Comprehensive income				(14,425)	43,674	29,249	8,883	38,132
Balance at Mar. 31, 2017	$ 232,155	13,325	25,409	(50,419)	42,651	263,121	54,814	317,935
Balance, Shares at Mar. 31, 2017 | shares	167,889,636
Options exercised	$ 751	(201)				550		$ 550
Options exercised, Shares | shares	857,020							(857,020)
Share-based compensation		1,566				1,566		$ 1,566
Dividends declared					(3,362)	(3,362)		(3,362)
Distribution to non-controlling interests							(2,917)	(2,917)
Common shares repurchased as part of normal course issuer bid	$ (4,177)					(4,177)		$ (4,177)
Common shares repurchased as part of normal course issuer bid, Shares | shares	(1,717,100)							1,717,100
Comprehensive income				24,544	46,994	71,538	17,046	$ 88,584
Balance at Mar. 31, 2018	$ 228,729	$ 14,690	$ 25,409	$ (25,875)	$ 86,283	$ 329,236	$ 68,943	$ 398,179
Balance, Shares at Mar. 31, 2018 | shares	167,029,556